Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Defined Benefit Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	$ 25	$ 19	$ 50	$ 38
Interest costs	29	32	57	63
Expected return on plan assets	(44)	(40)	(88)	(80)
Amortization of actuarial losses (gains)	9	6	17	12
Amortization of past service credits/plan amendments	(1)	(1)	(1)	(1)
Regulatory adjustments	(1)	0	(2)	1
Net benefit cost	17	16	33	33
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	8	7	16	14
Interest costs	5	7	11	13
Expected return on plan assets	(5)	(4)	(10)	(8)
Amortization of actuarial losses (gains)	(2)	(1)	(3)	(2)
Amortization of past service credits/plan amendments	0	(2)	(1)	(4)
Regulatory adjustments	1	1	2	3
Net benefit cost	$ 7	$ 8	$ 15	$ 16